Label	Element	Value
Wasmer Schroeder High Yield Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001027596_SupplementTextBlock
Wasmer Schroeder High Yield Municipal Fund

Institutional Class	WSHYX

A series of Advisors Series Trust

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information

(“SAI”), each dated June 28, 2017

At the request of Wasmer, Schroeder & Company, LLC (the “Adviser”), investment adviser to the Wasmer Schroeder High Yield Municipal Fund (the “Fund”), on December 7, 2017 the Board of Trustees (the “Board”) of the Trust approved an amendment to the Investment Advisory Agreement between the Trust, on behalf of the Fund and the Adviser. Pursuant to the amended Investment Advisory Agreement the Fund’s advisory fee will be reduced from 0.70% to 0.50%, effective January 1, 2018.

The Board also approved, at the request of the Adviser, an amendment to the Operating Expenses Limitation Agreement between the Trust, on behalf of the Fund, and the Advisor. Pursuant to the amended Operating expense Limitation Agreement the Fund’s Expense Cap will be reduced from 0.95% to 0.75%, effective January 1, 2018.

•	In connection with these reductions, the “Fees and Expenses of the Fund” section on page 1 of the Fund’s Summary Prospectus and Prospectus is hereby deleted and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	Wasmer Schroeder High Yield Municipal Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the recouped management fees in the first, second, and third years).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	* * * * * * * * * * Please retain this Supplement with the Summary Prospectus, Prospectus and SAI.
Wasmer Schroeder High Yield Municipal Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses After Fee Recoupment	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	410
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 903
Plus: Recouped Management Fees	ck0001027596_RecoupedManagmentFees	0.03%	[1]

[1]	Recouped management fees have been estimated for the current fiscal year. Wasmer, Schroeder & Company, LLC (the "Adviser") may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were paid, subject to the expense cap of 0.75% of average daily net assets (excluding acquired fund fees and expenses, taxes, interest expense and extraordinary expenses).